Long-term receivables, investments and other (Tables)	12 Months Ended
Dec. 31, 2022
Categories Of Noncurrent Financial Assets [Abstract]
Long-term receivables, investments and other
2022 2021
Deferred charges $ 29,585 $ -
Derivatives [note 27] 2,807 32,098
Investment tax credits 95,812 95,722
Amounts receivable related to tax dispute [note 22]
(a)
295,221 295,221
Product loan
(b)
200,998 176,904
Other 3,264 814
627,687 600,759
Less current portion (32,180) (23,232)
Net $ 595,507 $ 577,527
(a)

Cameco was required to remit or otherwise secure 50% of the cash taxes and transfer pricing penalties, plus related interest and instalment penalties assessed, in relation to its dispute with Canada Revenue Agency (CRA) (see note 22). In light of our view of the likely outcome of the case, Cameco expects to recover the amounts remitted to CRA, including cash taxes, interest and penalties totalling $ 295,221,000

already paid as at December 31, 2022 (December 31, 2021 -
$ 295,221,000 ) (note 22).
(b)

Cameco loaned
5,400,000

pounds of uranium concentrate to its joint venture partner, Orano Canada Inc., (Orano). Orano was obligated to repay the Company in kind with uranium concentrate no later than December 31, 2023. During the first quarter of 2022, the repayment terms were extended to December 31, 2028 . During 2022, 1,828,999 pounds were returned as
repayment on this loan.